Basis of preparation - Transition to IFRS 16 (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019
Leases
Lease liability opening balance reported at 1 April 2019	€ 12,063
IFRS - 16 PPE
Leases
Operating lease commitments at 31 March 2019		€ 10,800
Less effect of discounting on payments included in the operating lease commitment		(1,600)
Plus lease liabilities in respect of additional 'reasonably certain' lease extensions assumed under IFRS 16		800
Plus finance lease liabilities already reported under IAS 17		300
Lease liability opening balance reported at 1 April 2019		€ 10,300